CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason BW Diversified Large Cap Value Fund, Class I of Legg Mason Manager Select Large Cap Growth Fund and Class I of Legg Mason Manager Select Large Cap Value Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (“Amendment No. 28”), and (b) that Amendment No. 28 was filed electronically.

Dated as of: February 1, 2012	By: /s/Richard M. Wachterman Name: Richard M. Wachterman Title: Assistant Secretary